Finance Costs	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Finance Costs

6. FINANCE COSTS

For the years ended December 31,	2019	2018	2017
Interest Expense – Short-Term Borrowings and Long-Term Debt	407	516	571
Net (Discount) Premium on Redemption of Long-Term Debt (Note 23)	(63)	17	-
Interest Expense – Lease Liabilities (Note 24)	82	-	-
Unwinding of Discount on Decommissioning Liabilities (Note 27)	58	62	48
Other	27	32	26
	511	627	645